Income Tax Expense (Details) - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	25.00%	25.00%